Long-Term Bank Loans (Long-Term Bank Loans Maturity) (Details) - Dec. 31, 2015 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Fiscal 2016	$ 517	¥ 3,350
Fiscal 2017	$ 509	¥ 3,300
Fiscal 2018
Fiscal 2019
Fiscal 2020